Segmental analysis - Profit from operations by segment (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Profit from operations	£ 4,266	£ 5,069
Net finance costs	(403)	(969)
Associates and joint ventures	189	1,474
Profit before taxation	4,052	5,574
Taxation	(824)	(1,009)
Profit for the period	3,228	4,565
Canada
Disclosure Of Operating Segments [Line Items]
Net finance costs	£ (54)	(59)
Percentage of net income after taxes used for adjustment	85.00%		100.00%
Reported
Disclosure Of Operating Segments [Line Items]
Profit from operations	£ 4,266	5,069
Adj items
Disclosure Of Operating Segments [Line Items]
Profit from operations	1,160	325
Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations	5,426	5,394
Exchange
Disclosure Of Operating Segments [Line Items]
Profit from operations	104
Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	5,530
Net finance costs	(806)	(871)
Associates and joint ventures		211
Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	(109)
As adj. for Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	5,421
Adj for Canada3
Disclosure Of Operating Segments [Line Items]
Profit from operations		(154)
As adjusted for Canada
Disclosure Of Operating Segments [Line Items]
Profit from operations		5,240
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Profit from operations	2,595	2,255
U.S. | Adj items
Disclosure Of Operating Segments [Line Items]
Profit from operations	652	808
U.S. | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations	3,247	3,063
U.S. | Exchange
Disclosure Of Operating Segments [Line Items]
Profit from operations	124
U.S. | Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	3,371
U.S. | Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	0
U.S. | As adj. for Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	3,371
U.S. | Adj for Canada3
Disclosure Of Operating Segments [Line Items]
Profit from operations		0
U.S. | As adjusted for Canada
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,063
AME | Reported
Disclosure Of Operating Segments [Line Items]
Profit from operations	1,212	1,969
AME | Adj items
Disclosure Of Operating Segments [Line Items]
Profit from operations	259	(495)
AME | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations	1,471	1,474
AME | Exchange
Disclosure Of Operating Segments [Line Items]
Profit from operations	(28)
AME | Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	1,443
AME | Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	(109)
AME | As adj. for Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	1,334
AME | Adj for Canada3
Disclosure Of Operating Segments [Line Items]
Profit from operations		(154)
AME | As adjusted for Canada
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,320
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Profit from operations	459	845
APMEA | Adj items
Disclosure Of Operating Segments [Line Items]
Profit from operations	249	12
APMEA | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations	708	857
APMEA | Exchange
Disclosure Of Operating Segments [Line Items]
Profit from operations	8
APMEA | Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	716
APMEA | Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	0
APMEA | As adj. for Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	£ 716
APMEA | Adj for Canada3
Disclosure Of Operating Segments [Line Items]
Profit from operations		0
APMEA | As adjusted for Canada
Disclosure Of Operating Segments [Line Items]
Profit from operations		£ 857